Loan impairment provisions	12 Months Ended
Dec. 31, 2019
Loan impairment provisions
Loan impairment provisions

14 Loan impairment provisions

Loan exposure and impairment metrics

The table below summarises loans and related credit impairment measures on an IFRS 9 basis.

	2019	2018*
	£m	£m
Loans - amortised cost
Stage 1	305,502	285,985
Stage 2	27,868	26,097
Stage 3	6,598	8,174
Of which: individual	2,051	2,860
Of which: collective	4,547	5,314
	339,968	320,256
ECL provisions (1)
- Stage 1	322	297
- Stage 2	752	772
- Stage 3	2,718	2,782
Of which: individual	796	850
Of which: collective	1,922	1,932
	3,792	3,851
ECL provision coverage (2,3)
- Stage 1 (%)	0.11	0.10
- Stage 2 (%)	2.70	2.96
- Stage 3 (%)	41.19	34.03
	1.12	1.20
Impairment losses
ECL charge (4)	696	398
Stage 1	(212)	(143)
Stage 2	318	292
Stage 3	590	249
Of which: individual	303	94
Of which: collective	287	155
ECL loss rate - annualised (basis points) (3)	20.47	12.43
Amounts written off	792	1,494
Of which: individual	372	272
Of which: collective	420	1,222

*2018 data has been restated for a change to presentation of unrecognised interest. Refer to Accounting policy 1, Other amendments to IFRS, for further details.

Notes:

(1)	Includes £4 million (2018 - £5 million) related to assets classified as FVOCI.
(2)	ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost.
(3)	ECL provisions coverage and ECL loss rates are calculated on third party loans and related ECL provisions and charge respectively.
(4)

Includes a £2 million charge (2018 - £3 million charge) related to other financial assets, of which at a £1 million release (2018 - £1 million charge) related to assets classified as FVOCI; and nil (2018 - £31 million release) related to contingent liabilities.

(5)

The table above shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to page 144 for Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £76.1 billion and debt securities of £59.4 billion (2018 – £87.2 billion and £57.0 billion respectively).

Credit risk enhancement and mitigation

For information on Credit risk enhancement and mitigation held as security, refer to Capital and risk management – credit risk.

Critical accounting policy: Loan impairment provisions

The loan impairment provisions have been established in accordance with IFRS 9.  Accounting policy 13 sets out how the expected loss approach is applied. At 31 December 2019, customer loan impairment provisions amounted to £3,792 million (2018 - £3,851 million). A loan is impaired when there is objective evidence that the cash flows will not occur in the manner expected when the loan was advanced. Such evidence includes, changes in the credit rating of a borrower, the failure to make payments in accordance with the loan agreement, significant reduction in the value of any security, breach of limits or covenants, and observable data about relevant macroeconomic measures.

The impairment loss is the difference between the carrying value of the loan and the present value of estimated future cash flows at the loan's original effective interest rate.

The measurement of credit impairment under the IFRS expected loss model depends on management's assessment of any potential deterioration in the creditworthiness of the borrower, its modelling of expected performance and the application of economic forecasts. All three elements require judgments that are potentially significant to the estimate of impairment losses. Further information and sensitivity analyses are on Page 143.

IFRS 9 ECL model design principles

To meet IFRS 9 requirements, PD, LGD and EAD used in ECL calculations must be:

•	Unbiased - material regulatory conservatism has been removed to produce unbiased model estimates.
•	Point-in-time - recognise current economic conditions.
•	Forward-looking - incorporated into PD estimates and, where appropriate, EAD and LGD estimates.
•	For the life of the loan - all PD, LGD and EAD models produce term structures to allow a lifetime calculation for assets in Stage 2 and Stage 3.

IFRS 9 requires that at each reporting date, an entity shall assess whether the credit risk on an account has increased significantly since initial recognition. Part of this assessment requires a comparison to be made between the current lifetime PD (i.e. the probability of default over the remaining lifetime at the reporting date) with the equivalent lifetime PD as determined at the date of initial recognition.

The general approach for the IFRS 9 LGD models is to leverage corresponding Basel LGD models with bespoke adjustments to ensure estimates are unbiased and where relevant forward-looking.

For wholesale, while conversion ratios in the historical data show temporal variations, these cannot be sufficiently explained by the CCI measure (unlike in the case of PD and some LGD models) and are presumed to be driven to a larger extent by exposure management practices. Therefore point-in-time best estimates measures for EAD are derived by estimating the regulatory model specification on a rolling five year window.

Approach for multiple economic scenarios (MES)

The base scenario plays a greater part in the calculation of ECL than the approach to MES.